Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation and are summarized as follows:

	December 31
	2017	2016
	(Millions of yen)
Land	274,551	283,893
Buildings	1,638,202	1,656,087
Machinery and equipment	1,804,982	1,778,552
Construction in progress	46,940	54,786

	3,764,675	3,773,318
Less accumulated depreciation	(2,638,055)	(2,578,342)

	1,126,620	1,194,976